Stock Options (Details) - USD ($)		3 Months Ended		6 Months Ended
	Nov. 14, 2023	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Stock Options [Line Items]
Issued and outstanding common shares	20.00%			2.00%
Options vest expiration	10 years
Share-based compensation expense.		$ 23,292	$ 22,804	$ 56,870	$ 121,935
Bottom of Range [Member]
Stock Options [Line Items]
Issued and outstanding common shares				5.00%
Top of range [member]
Stock Options [Line Items]
Issued and outstanding common shares				15.00%